ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
Schedule of Accrued Expenses and Other Accounts Payable
	December 31,
	2011	2012

Employees and payroll accruals	$253	$342
Government authorities	640	303
Accrued vacation pay	147	169
Advance on account of sale of an affiliate	369	369
Accrued expenses	1,071	1,418
Other	-	149

	$2,480	$2,750